Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Terms and Conditions, Relating to the Grants of the Non-vested Stock Award under the Equity Compensation Plan
A summary of the terms and conditions, properly approved by the Compensation Committee of our Board of Directors, relating to the grants of the non-vested stock award under share-based payments plans is as follows:

Grant date	Number of instruments	Vesting conditions	Contractual life
February, 2018	1,316	15% first three anniversaries 25% fourth 30% fifth anniversary	5 years
February, 2019	15,951	1% first month 33% first three anniversaries	3 years
June, 2019	9,256	33% first three anniversaries	3 years
June, 2019	977	33% first three anniversaries	3 years
August, 2019	1,039	33% first three anniversaries	3 years
February, 2020	24,650	1% first month 33% first three anniversaries	3 years
February, 2021	32,852	20% first five anniversaries	5 years
February, 2021	103,802	33% first three anniversaries	3 years
April, 2021	1,145	33% first three anniversaries	3 years
February, 2022	13,943	33% first three anniversaries	3 years
June, 2022	20,368	33% first three anniversaries	3 years
June, 2022	994	33% first three anniversaries	3 years
February, 2023	30,567	33% first three anniversaries	3 years
June, 2023	10,809	33% first three anniversaries	3 years
September, 2023	634	33% first three anniversaries	3 years

Summary of Non-vested Stock Award Activity
A summary of the non-vested stock award activity under the plan as of December 31, 2023, 2022 and 2021 with changes during these years is as follows (in number of shares):

	2023	2022	2021
Non-vested as of January 1	138,243	157,823	153,921
Granted	42,010	35,305	137,799
Vested	(59,066)	(54,501)	(132,880)
Forfeited	(443)	(384)	(1,017)
Non-vested as of December 31	120,744	138,243	157,823